Revenue - Composition of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets, current
Unbilled accounts receivable	$ 2,813	$ 2,813
Contract assets, long-term
Unbilled accounts receivable		8,440
Total contract assets	11,253	11,253	$ 0	$ 0	$ 0
Contract liabilities, current
Deferred revenue, current		7,143	926
Customer advance payment		180	11,252
Customer deposit			6,083
Total	7,323	7,323	18,261
Contract liabilities, long-term
Deferred revenue, long-term	14,732	14,732	903
Total contract liabilities	$ 22,055	$ 22,055	$ 19,164	$ 20,911	$ 16,835